Note 8 - Equity in earnings of non-consolidated companies (Tables)	12 Months Ended
Dec. 31, 2024
Note 8 - Equity in earnings of non-consolidated companies
Disclosure of Detailed Information About Equity in Earnings of Nonconsolidated Companies [TextBlock]
	Year ended December 31,
	2024	2023	2022
Earnings from non-consolidated companies	8,548	104,897	242,743
Remeasurement of previously held interest	-	4,506	-
Bargain purchase gain	-	11,487	-
Impairment loss on non-consolidated companies	-	-	(34,041)
Net loss related to participation increase in Usiminas	-	(25,486)	-
	8,548	95,404	208,702